Investment Strategy - Xtrackers Municipal Infrastructure Revenue Bond Active ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories that are classified as “municipal infrastructure revenue” bonds whose income is free from regular federal income tax.For purposes of this 80% investment policy, “municipal infrastructure revenue bonds” are those municipal securities whose proceeds are used for infrastructure purposes in one of the following areas: transportation (airports, seaports, bridges, toll roads, tunnels, parking facilities, or similar); recreation (convention centers, stadiums, sports complexes, or similar); utility (electric public power, water/sewer, sanitation, or similar); or industrial economic development (solid waste recovery, malls, shopping centers, or similar); and whose principal and interest repayments come from a pledged revenue source (e.g., tolls, sales tax, registration fees, user fees) or a double-barreled revenue stream (a pledged revenue stream and a general obligation pledge).The fund considers any investments in municipal securities that pay interest subject to the alternative minimum tax (“AMT”) as part of the 80% of the fund’s net assets that must be invested in municipal securities.The fund invests in municipal securities of any credit quality or maturity exempt from regular federal income tax that are issued by states, cities, counties, districts, their respective agencies, or other tax-exempt issuers and have been issued with the intention of funding federal, state and local infrastructure projects, such as water and sewer systems, public sewer systems, toll roads, bridges, tunnels and many other public use projects. The fund may invest in municipal securities that are subject to the AMT and state and local taxes. The fund may invest an unlimited amount of its net assets in municipal securities whose income is subject to the AMT.The fund may invest in private activity bonds, industrial development bonds, special tax bonds and transportation bonds. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds, when distributed by the fund as “exempt-interest dividends” to shareholders, may be subject to the US federal alternative minimum tax applicable to individuals. Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax (e.g., tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor). Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Transportation bonds are obligations of issuers that own and operate public transit systems, ports, highways, turnpikes, bridges and other transportation systems.Under normal market conditions, portfolio management intends to invest primarily (i.e., more than 50% of the fund’s assets) in investment grade municipal securities, or if unrated, municipal securities determined by the Advisor to be of similar quality. Although portfolio management may adjust the dollar-weighted average effective maturity of the fund’s portfolio, portfolio management generally intends to keep it between five and ten years.Management process. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund’s investment objective. In making investment decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security’s credit quality and terms, such as coupon, maturity date and call date, as well as the issuer’s capital structure, leverage, and ability to meet its current obligations.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% investment policy, “municipal infrastructure revenue bonds” are those municipal securities whose proceeds are used for infrastructure purposes in one of the following areas: transportation (airports, seaports, bridges, toll roads, tunnels, parking facilities, or similar); recreation (convention centers, stadiums, sports complexes, or similar); utility (electric public power, water/sewer, sanitation, or similar); or industrial economic development (solid waste recovery, malls, shopping centers, or similar); and whose principal and interest repayments come from a pledged revenue source (e.g., tolls, sales tax, registration fees, user fees) or a double-barreled revenue stream (a pledged revenue stream and a general obligation pledge).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund considers any investments in municipal securities that pay interest subject to the alternative minimum tax (“AMT”) as part of the 80% of the fund’s net assets that must be invested in municipal securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories that are classified as “municipal infrastructure revenue” bonds whose income is free from regular federal income tax.